Investments in Associates - Schedule of Overview of Investments (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 28, 2024	Apr. 12, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Investments in associates			$ 180	$ 108,780	$ 113,527
Soto Norte
Disclosure of associates [line items]
Percentage of ownership	51.00%	20.00%	0.00%	20.00%
Common shares (in shares)			0
Investments in associates			$ 0	$ 108,527
Seasif Exploration Inc (“Seasif Exploration“)
Disclosure of associates [line items]
Percentage of ownership			24.30%	25.40%
Common shares (in shares)			29,910,588
Investments in associates			$ 180	$ 253